Approval of Release of Consolidated Financial Statements	12 Months Ended
Mar. 31, 2024
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Approval of Release of Consolidated Financial Statements
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) Approval of Release of Consolidated Financial Statements
The release of the consolidated financial statements was approved by Toshihiro Mibe, Director, President and Representative Executive Officer and Eiji Fujimura, Director, Managing Executive Officer and Chief Financial Officer on June 19, 2024.